Pension and Other Benefit Programs (Tables)	12 Months Ended
Oct. 03, 2020
Retirement Benefits [Abstract]
Benefit Obligations, Assets, Funded Status and Balance Sheet Impacts Associated with Pension and Postretirement Medical Benefit Plans based upon Actuarial Valuations
The following chart summarizes the benefit obligations, assets, funded status and balance sheet impacts associated with the defined benefit pension and postretirement medical benefit plans:

	Pension Plans		Postretirement Medical Plans
	October 3, 2020	September 28, 2019	October 3, 2020	September 28, 2019
Projected benefit obligations
Beginning obligations	$(18,531)	$(14,500)	$(1,946)	$(1,609)
Acquisition of TFCF	—	(759)	—	(65)
Service cost	(410)	(345)	(10)	(8)
Interest cost	(527)	(592)	(56)	(67)
Actuarial loss(1)	(1,958)	(2,923)	(127)	(234)
Plan amendments and other	1	32	(12)	(11)
Benefits paid	662	534	47	48
Curtailments	3	22	—	—
Ending obligations	$(20,760)	$(18,531)	$(2,104)	$(1,946)
Fair value of plans’ assets
Beginning fair value	$14,878	$12,728	$762	$731
Acquisition of TFCF	—	587	—	—
Actual return on plan assets	770	690	38	33
Contributions	664	1,461	9	37
Benefits paid	(662)	(534)	(47)	(48)
Expenses and other	(52)	(54)	9	9
Ending fair value	$15,598	$14,878	$771	$762

Underfunded status of the plans	$(5,162)	$(3,653)	$(1,333)	$(1,184)
Amounts recognized in the balance sheet
Non-current assets	$20	$5	$—	$—
Current liabilities	(59)	(54)	(5)	(5)
Non-current liabilities	(5,123)	(3,604)	(1,328)	(1,179)
	$(5,162)	$(3,653)	$(1,333)	$(1,184)
(1)The actuarial loss for both fiscal 2020 and 2019 was primarily due to a reduction in the discount rate from the rate that was used in the preceding fiscal year.

Net Periodic Benefit Cost
The components of net periodic benefit cost are as follows:

	Pension Plans			Postretirement Medical Plans
	2020	2019	2018	2020	2019	2018
Service cost	$410	$345	$350	$10	$8	$10
Other costs (benefits):
Interest cost	527	592	489	56	67	60
Expected return on plan assets	(1,084)	(978)	(901)	(57)	(56)	(53)
Amortization of prior-year service costs	13	13	13	—	—	—
Recognized net actuarial loss	544	260	348	14	—	14
Total other costs (benefits)	—	(113)	(51)	13	11	21
Net periodic benefit cost	$410	$232	$299	$23	$19	$31

Key Assumptions

Key assumptions are as follows:
	Pension Plans			Postretirement Medical Plans
	2020	2019	2018	2020	2019	2018
Discount rate used to determine the fiscal year‑end benefit obligation	2.82%	3.22%	4.31%	2.80%	3.22%	4.31%
Discount rate used to determine the interest cost component of net periodic benefit cost	2.94%	4.09%	3.46%	2.95%	4.10%	3.49%
Rate of return on plan assets	7.00%	7.25%	7.50%	7.00%	7.25%	7.50%
Weighted average rate of compensation increase to determine the fiscal year‑end benefit obligation	3.20%	3.20%	3.20%	n/a	n/a	n/a
Year 1 increase in cost of benefits	n/a	n/a	n/a	7.00%	7.00%	7.00%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	4.25%	4.25%	4.25%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2034	2033	2032

Accumulated Other Comprehensive Loss, Before Tax, Not yet Recognized in Net Periodic Benefit Cost
AOCI, before tax, as of October 3, 2020 consists of the following amounts that have not yet been recognized in net periodic benefit cost:

	Pension Plans	Postretirement Medical Plans	Total
Prior service cost	$27	$—	$27
Net actuarial loss	8,915	429	9,344
Total amounts included in AOCI	8,942	429	9,371
Prepaid (accrued) pension cost	(3,780)	904	(2,876)
Net balance sheet liability	$5,162	$1,333	$6,495

Plan Assets Investment Policy Ranges for Major Asset Classes	The investment policy ranges for the major asset classes are as follows:

Asset Class	Minimum	Maximum

Equity investments	30%	60%
Fixed income investments	20%	40%
Alternative investments	10%	30%
Cash & money market funds	—%	10%

Defined Benefit Plan Assets Measured at Fair Value
The Company’s defined benefit plan assets are summarized by level in the following tables:

	As of October 3, 2020
Description	Level 1	Level 2	Total	Plan Asset Mix

Cash	$207	$—	$207	1%
Common and preferred stocks(1)	3,308	—	3,308	20%
Mutual funds	1,154	—	1,154	7%
Government and federal agency bonds, notes and MBS	2,326	354	2,680	16%
Corporate bonds	—	935	935	6%
Other mortgage- and asset-backed securities	—	106	106	1%
Derivatives and other, net	(2)	7	5	—%
Total investments in the fair value hierarchy	$6,993	$1,402	$8,395

Assets valued at NAV as a practical expedient:
Common collective funds			3,993	24%
Alternative investments			3,375	21%
Money market funds and other			606	4%
Total investments at fair value			$16,369	100%

	As of September 28, 2019
Description	Level 1	Level 2	Total	Plan Asset Mix

Cash	$197	$—	$197	1%
Common and preferred stocks(1)	3,468	—	3,468	22%
Mutual funds	1,140	—	1,140	7%
Government and federal agency bonds, notes and MBS	2,042	404	2,446	16%
Corporate bonds	—	580	580	4%
Other mortgage- and asset-backed securities	—	127	127	1%
Derivatives and other, net	(6)	(21)	(27)	—%
Total investments in the fair value hierarchy	$6,841	$1,090	$7,931

Assets valued at NAV as a practical expedient:
Common collective funds			3,691	24%
Alternative investments			2,725	17%
Money market funds and other			1,293	8%
Total investments at fair value			$15,640	100%
(1)Includes 2.9 million shares of Company common stock valued at $355 million (2% of total plan assets) and 2.9 million shares valued at $373 million (2% of total plan assets) at October 3, 2020 and September 28, 2019, respectively.

Estimated Future Benefit Payments
The following table presents estimated future benefit payments for the next ten fiscal years:

	Pension Plans	Postretirement Medical Plans(1)
2021	$678	$59
2022	661	63
2023	691	67
2024	729	72
2025	771	76
2026 – 2030	4,433	446
(1)Estimated future benefit payments are net of expected Medicare subsidy receipts of $85 million
Long Term Rates of Return by Asset Class	The following long-term rates of return by asset class were considered in setting the long-term rate of return on plan assets assumption:

Equity Securities	6%	to	10%
Debt Securities	2%	to	4%
Alternative Investments	6%	to	11%

One Percentage Point (ppt) Change on Projected Benefit Obligations	A one percentage point (ppt) change in the discount rate and expected long-term rate of return on plan assets would have the following effects on the projected benefit obligations for pension and postretirement medical plans as of October 3, 2020 and on cost for fiscal 2021:

	Discount Rate		Expected Long-Term Rate of Return On Assets
Increase (decrease)	Benefit Expense	Projected Benefit Obligations	Benefit Expense
1 ppt decrease	$351	$3,988	$164
1 ppt increase	(303)	(3,380)	(164)

Contribution into Multiemployer Pension Plans and Health and Welfare Plans
The following table sets forth our contributions to multiemployer pension and health and welfare benefit plans:

	2020	2019	2018
Pension plans	$221	$189	$144
Health & welfare plans	217	218	172
Total contributions	$438	$407	$316